Schedule of Commercial Loans - Construction Loan Portfolio Summary (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) Integer		Dec. 31, 2021 USD ($) Integer		Dec. 31, 2020 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Gross Amount Outstanding	$ 58,348		$ 50,763		$ 50,449
Home Construction Loans [Member]
Financing Receivable, Past Due [Line Items]
Number of States | Integer	21		20		21
Number of Borrowers | Integer	60		66		67
Number of Loans | Integer	226		224		213
Value of Collateral	$ 112,949	[1]	$ 98,935	[2]	$ 86,268	[2]
Commitment Amount	75,278		66,008		61,714
Gross Amount Outstanding	$ 49,410		$ 43,106		$ 42,219
Loan to Value Ratio	67.00%	[3],[4]	67.00%	[5],[6]	72.00%	[6]
Loan Fee	5.00%		5.00%		5.00%

[1]	The value is determined by the appraised value.
[2]	The value is determined by the appraised value.
[3]	Represents the weighted average loan to value ratio of the loans.
[4]	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.
[5]	Represents the weighted average loan to value ratio of the loans.
[6]	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.